Basis of Presentation and General Information - The Excel Transactions (Details) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 19, 2014 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)
Vessels [Line Items]
Payments to acquire property plant and equipment		$ 473,917	$ 518,447	$ 127,814
Excel Vessels
Vessels [Line Items]
Number of vessels acquired	34
Payments to acquire property plant and equipment	$ 288,391	$ 39,475	$ 248,751
Shares to acquire vessels | shares	29,917,312	4,257,887	25,659,425
Capesize vessels
Vessels [Line Items]
Number of vessels acquired	6
Kamsarmax vessels
Vessels [Line Items]
Number of vessels acquired	14
Panamax vessels
Vessels [Line Items]
Number of vessels acquired	12
Handymax vessels
Vessels [Line Items]
Number of vessels acquired	2
Excel Vessel Bridge Facility
Vessels [Line Items]
Maximum borrowing capacity		$ 231,000